FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
FINANCIAL ASSETS
FINANCIAL ASSETS

US$ MILLIONS	2017	2016
Current:
Foreign currency forward contracts	$10	$132
Loans and receivables	43	73
Marketable securities	85	3
Other	54	33
Total current	$192	$241

Non-current:
Cross currency interest rate swaps	$243	$589
Loans and receivables	210	172
Foreign currency forward contracts	226	78
Other	51	61
Total non-current	$730	$900
FINANCIAL LIABILITIES

US$ MILLIONS	2017	2016
Current:
Foreign currency forward contracts	$150	$47
Other financial liabilities	87	182
Total current financial liabilities	$237	$229

Non-current:
Interest rate swaps	$9	$34
Inflation swaps	84	97
Deferred consideration(1)	916	—
Other financial liabilities	67	21
Total non-current financial liabilities	$1,076	$152

(1)	The deferred consideration is related to the acquisitions completed during 2017. See Note 5, Acquisition of Businesses for further details.